Other provisions, contingent liabilities and contingent assets (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Construction division [Member]
Bank guarantees and other guarantees issued by insurance companies [Line Items]
Gurantees amount	€ 1,756
Bank guarantees and other guarantees issued by insurance companies [Member]
Bank guarantees and other guarantees issued by insurance companies [Line Items]
Gurantees amount	7,939	€ 8,260
Bank guarantees and other guarantees issued by insurance companies [Member] | Construction division [Member]
Bank guarantees and other guarantees issued by insurance companies [Line Items]
Gurantees amount	6,838	7,074
Bank guarantees and other guarantees issued by insurance companies [Member] | Toll roads division [Member]
Bank guarantees and other guarantees issued by insurance companies [Line Items]
Gurantees amount	554	476
Bank guarantees and other guarantees issued by insurance companies [Member] | Airports division [Member]
Bank guarantees and other guarantees issued by insurance companies [Line Items]
Gurantees amount	88	355
Bank guarantees and other guarantees issued by insurance companies [Member] | Energy and mobility infrastructures division [Member]
Bank guarantees and other guarantees issued by insurance companies [Line Items]
Gurantees amount	319	199
Bank guarantees and other guarantees issued by insurance companies [Member] | Corporation division [Member]
Bank guarantees and other guarantees issued by insurance companies [Line Items]
Gurantees amount	€ 140	€ 157